Summary of Significant Accounting Policies - Summary of Impact of IFRS 16 on Consolidated Statemtent of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Deferred tax asset	₽ 5,488	₽ 96
Total assets	317,625	319,127	₽ 325,465
Liabilities
Total liabilities	550,820	563,260	578,053
Net impact on equity	(233,195)	₽ (244,133)	₽ (252,588)	₽ (261,854)
Increase (decrease) due to application of IFRS 16 [member]
Assets
Property, plant and equipment (right-of-use assets)	2,636
Deferred tax asset	28
Total assets	2,664
Liabilities
Non-current lease liabilities	3,099
Current lease liabilities	111
Total liabilities	3,210
Net impact on equity	₽ (546)